EQUITY INCENTIVE PLAN (Details Narrative) - USD ($)	3 Months Ended						6 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued for cash, shares		32,898	10,902	25,000		21,250
Number of options, Granted							18,641
Weighted average exercise price, granted							$ 20.70
Expected term			10 years		5 years	3 years	5 years
Number of options, Granted							18,641
Non-vested options outstanding							0
Aggregate intrinsic value of vested share options							$ 0
Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued for cash, shares	2,500
Number of options, Granted	18,641
Weighted average exercise price, granted	$ 20.70
Expected term	5 years
Weighted-average grant date fair value	$ 8.32
Share-based payment arrangement, expense							$ 243,435